Note 5 - Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE 5 – PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are managed by Principal Life Insurance Company. Principal Life Insurance Company is the custodian as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. These party-in-interest transactions are exempt from the prohibited transaction rules at ERISA.

Certain Plan investments are shares of Douglas Dynamics, Inc. Common stock. The Plan held 79,089 and 79,659 shares of Douglas Dynamics, Inc. Common stock at December 31, 2025 and 2024 with a fair value of $2,582,262 and $1,882,345, respectively. During the year ended December 31, 2025, purchases of shares by the Plan totaled $594,982 and sales of shares by the Plan totaled $608,878.

Included in the Plan assets are notes receivable from participants. At December 31, 2025 and 2024 notes receivable from participants amounted to $3,613,849 and $3,168,765, respectively. For the year ended December 31, 2025 interest income related to notes receivable from participants amounted to $319,643. The transactions qualify as party-in-interest transactions under provisions of ERISA.